Post-employment and Other Employee-related Liabilities (Tables)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Post-employment and Other Employee-related Benefits [Abstract]
Schedule of Net Benefit Costs [Table Text Block]
Net periodic post-retirement benefit cost (income) consists of the following:

	Pension Plans			Health Care and Other Plans
Year ended December 31,	2015	2014	2013	2015	2014	2013
In millions
Service cost	$0.9	$1.0	$1.0	$—	$—	$—
Interest cost	6.5	7.1	6.7	0.6	0.7	0.7
Expected return on plan assets	(8.3)	(14.5)	(13.7)	—	—	—
Amortization of prior service credit	—	—	—	(0.7)	(0.7)	(0.7)
Net actuarial loss (gain)	2.9	1.8	2.9	(0.3)	(1.2)	(0.1)
Settlement charges	5.4	3.1	—	—	—	—
Net periodic benefit cost (income)	$7.4	$(1.5)	$(3.1)	$(0.4)	$(1.2)	$(0.1)

Schedule of Assumptions Used [Table Text Block]
The weighted-average assumptions, excluding the SunEdison equity awards exchanged for SunEdison Semiconductor equity awards as discussed above, are as follows:

2015
Risk-free interest rate	1.0%
Expected stock price volatility	26.3%
Expected term until exercise (years)	4
Expected dividends	0.0%
The following is a table of actuarial assumptions used to determine the net periodic benefit cost (income):

	Pension Plans			Health Care and Other Plans
Year ended December 31,	2015	2014	2013	2015	2014	2013
Weighted-average assumptions:
Discount rate	3.24%	3.80%	3.14%	3.58%	4.27%	3.38%
Expected return on plan assets	5.05%	8.39%	8.38%	NA	NA	NA
Rate of compensation increase (1)	0.51%	0.60%	0.44%	3.75%	3.75%	3.75%
Current medical cost trend rate	NA	NA	NA	7.30%	7.80%	8.00%
Ultimate medical cost trend rate	NA	NA	NA	4.50%	4.50%	4.50%
Year the rate reaches ultimate trend rate	NA	NA	NA	2022	2022	2022

(1)	Effective January 1, 2012, the accumulation of new benefits for all participants under the U.S. defined benefit pension plan was frozen.

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following summarizes the change in benefit obligation, change in plan assets, and funded status of the plans:

	Pension Plans		Health Care and Other Plans
Year ended December 31,	2015	2014	2015	2014
In millions
Change in benefit obligation:
Benefit obligation at beginning of year	$211.3	$197.0	$18.1	$17.1
Service cost	0.9	1.0	—	—
Interest cost	6.5	7.1	0.6	0.7
Plan participants’ contributions	—	—	0.4	0.4
Actuarial (gain) loss	(9.3)	25.9	1.4	1.1
Gross benefits paid	(9.9)	(9.3)	(1.6)	(1.2)
Settlements	(12.8)	(7.7)	—	—
Currency exchange gain	(0.8)	(2.7)	—	—
Benefit obligation at end of year	$185.9	$211.3	$18.9	$18.1
Change in plan assets:
Fair value of plan assets at beginning of year	$173.1	$181.2	$—	$—
Actual (loss) gain on plan assets	(1.2)	8.0	—	—
Employer contributions	1.5	1.0	1.2	0.8
Plan participants’ contributions	—	—	0.4	0.4
Settlements	(12.4)	(7.6)	—	—
Gross benefits paid	(9.9)	(9.3)	(1.6)	(1.2)
Currency exchange loss	(0.1)	(0.2)	—	—
Fair value of plan assets at end of year	$151.0	$173.1	$—	$—
Net amount recognized	$(34.9)	$(38.2)	$(18.9)	$(18.1)
Amounts recognized in statement of financial position:
Accrued liabilities, current	(0.6)	(0.5)	(1.3)	(1.1)
Pension and post-employment liabilities, noncurrent	(34.3)	(37.7)	(17.6)	(17.0)
Net amount recognized	$(34.9)	$(38.2)	$(18.9)	$(18.1)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Amounts recognized in accumulated other comprehensive loss (before tax):

	Pension Plans		Health Care and Other Plans
As of December 31,	2015	2014	2015	2014
In millions
Net actuarial loss (gain)	$75.0	$84.6	$(0.7)	$(2.3)
Prior service credit	—	—	(9.9)	(10.6)
Net amount recognized	$75.0	$84.6	$(10.6)	$(12.9)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
The estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic benefit cost (income) in 2016 are as follows:

	Pension Plans	Health Care and Other Plans
In millions
Actuarial loss	$2.7	$—
Prior service credit	—	(0.7)
Total	$2.7	$(0.7)

Schedule of Weighted Average Assumptions Used in Calculating Benefit Obligation [Table Text Block]
The following is a table of the actuarial assumptions used to determine the benefit obligations of our pension and other post-employment plans:

	Pension Plans		Health Care and Other Plans
As of December 31,	2015	2014	2015	2014
Weighted-average assumptions:
Discount rate	3.55%	3.24%	3.79%	3.58%
Rate of compensation increase (1)	0.56%	0.51%	3.75%	3.75%

(1)	Effective January 1, 2012, the accumulation of new benefits for all participants under the U.S. defined benefit pension plan was frozen.

Schedule of Allocation of Plan Assets [Table Text Block]
The weighted-average allocation of our defined-benefit pension plan assets at year ended December 31 was as follows:

		Actual Allocation
Asset Category	2015 Target Allocation	2015	2014
Cash	—%	—%	—%
Equity securities	30%	25%	26%
Fixed income securities and group annuity contract	70%	75%	74%
Total	100%	100%	100%

Schedule of Fair Value of Plan Assets [Table Text Block]
The following table sets forth by level within the fair value hierarchy, the investments held by pension plans at December 31, 2015. This table does not include $4.7 million in cash in accordance with the disclosure requirements of ASC 820, Fair Value Measurements and Disclosures.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
In millions
Equity mutual funds:
Large cap funds	$13.8	$—	$—	$13.8
Mid cap funds	3.3	—	—	3.3
Small cap funds	3.1	—	—	3.1
International funds	11.4	—	—	11.4
Emerging market funds	4.6	—	—	4.6
Fixed income funds:
Investment grade bond funds	50.8	—	—	50.8
Corporate bond funds	3.1	—	—	3.1
Emerging market bond funds	2.1	—	—	2.1
Group annuity contract	—	—	54.0	54.0
Total assets at fair value	$92.2	$—	$54.0	$146.2

The following table sets forth by Level within the fair value hierarchy, the investments held by the pension plans at December 31, 2014. This table does not include $3.6 million in cash and $0.9 million in pending trade transactions in accordance with the disclosure requirements of ASC 820.

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
In millions
Equity mutual funds:
Large cap funds	$15.6	$—	$—	$15.6
Mid cap funds	3.7	—	—	3.7
Small cap funds	3.8	—	—	3.8
International funds	13.6	—	—	13.6
Emerging market funds	6.7	—	—	6.7
Fixed income funds:
Investment grade bond funds	58.7	—	—	58.7
Corporate bond funds	3.7	—	—	3.7
Emerging market bond funds	2.4	—	—	2.4
Group annuity contract	—	—	60.4	60.4
Total assets at fair value	$108.2	$—	$60.4	$168.6

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The table below sets forth a summary of changes in the fair value of the Plan's Level 3 assets for the years ended December 31, 2015 and 2014.

	Year Ended
	December 31, 2015	December 31, 2014
In millions
Balance, beginning of year	$60.4	$50.4
Purchases	0.1	14.9
Sales	(7.6)	(6.2)
Interest credit during the year	1.1	1.3
Balance, end of year	$54.0	$60.4

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2015 and 2014 were as follows:

	Pension Plans
	2015	2014
In millions
Projected benefit obligation, end of year	$185.9	$211.3
Accumulated benefit obligation, end of year	175.7	200.0
Fair value of plan assets, end of year	151.0	173.1

Schedule of Expected Benefit Payments [Table Text Block]
We estimate that the future benefits payable for the pension and other post-retirement plans by year are as follows:

	Pension Plans	Health Care and Other Plans
In millions
2016	$16.3	$1.4
2017	13.0	1.3
2018	12.7	1.3
2019	12.2	1.3
2020	11.8	1.2
2021-2025	59.2	6.1